Pension and Postretirement Benefits (Effect of Change in Health Care Cost Trend Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Pension and Postretirement Benefits [Abstract]
Service cost plus interest cost, One-percent increase	$ 0.1
Benefit obligation, One-percent increase	1.0
Benefit obligation, One-percent decrease	$ (0.9)